Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accruals not currently deductible
Employee benefit costs	$ 140	$ 115
Product and other claims	155	161
Miscellaneous accruals	130	137
Pension costs	447	969
Stock-based compensation	322	415
Net operating/capital loss carryforwards	225	304
Foreign tax credits	316	285
Inventory	221	189
Other	0	18
Gross deferred tax assets	1,956	2,593
Valuation allowance	(23)	(29)
Total deferred tax assets	1,933	2,564
Deferred tax liabilities:
Product and other insurance receivables	(46)	(60)
Accelerated depreciation	(813)	(858)
Intangible amortization	(780)	(808)
Other	(7)	0
Total deferred tax liabilities	(1,646)	(1,726)
Net deferred tax asset	$ 287	$ 838